Federated Hermes International Bond Strategy Portfolio
Portfolio of Investments
August 31, 2022 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—41.0%
	AUSTRALIAN DOLLAR—1.1%
	Sovereign—1.1%
$100,000	Australia, Government of, Series 137, 2.750%, 4/21/2024	$68,166
125,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	83,014
130,000	Australia, Government of, Sr. Unsecd. Note, Series 160, 1.000%, 12/21/2030	72,690
	TOTAL	223,870
	BRITISH POUND—4.9%
	Sovereign—4.9%
200,000	United Kingdom, Government of, 3.250%, 1/22/2044	233,719
110,000	United Kingdom, Government of, 4.250%, 12/7/2027	136,631
100,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	130,533
260,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	216,566
180,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	234,679
	TOTAL	952,128
	CANADIAN DOLLAR—1.7%
	Sovereign—1.7%
385,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	338,977
	EURO—20.7%
	Consumer Products—0.9%
190,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	175,256
	Sovereign—19.8%
110,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	111,903
230,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	227,439
295,000	France, Government of, 0.500%, 5/25/2025	289,119
140,000	France, Government of, 2.750%, 10/25/2027	148,285
200,000	France, Government of, 5.750%, 10/25/2032	267,950
100,000	France, Government of, Bond, 4.500%, 4/25/2041	130,835
120,000	France, Government of, O.A.T., 5.500%, 4/25/2029	148,616
100,000	France, Government of, Unsecd. Note, 2.000%, 5/25/2048	90,823
200,000	Germany, Government of, 2.500%, 7/4/2044	233,088
160,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	216,788
55,000	Germany, Government of, Unsecd. Note, 1.000%, 8/15/2024	55,170
400,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	397,365
270,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	227,599
105,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	114,220
140,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	134,994
140,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	126,387
140,000	Netherlands, Government of, Unsecd. Note, 0.250%, 7/15/2025	136,358
100,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	106,150
220,000	Spain, Government of, 4.200%, 1/31/2037	254,802
150,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	147,694
185,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	180,300
25,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	25,795

Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Sovereign—continued
$90,000	Spain, Government of, Unsecd. Note, 1.600%, 4/30/2025	$90,392
	TOTAL	3,862,072
	JAPANESE YEN—11.0%
	Sovereign—11.0%
126,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	1,022,647
60,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	477,638
53,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	438,135
30,000,000	Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	202,097
	TOTAL	2,140,517
	MEXICAN PESO—1.6%
	Sovereign—1.6%
7,000,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	311,211
	TOTAL BONDS (IDENTIFIED COST $10,451,046)	8,004,031
	REPURCHASE AGREEMENTS—8.5%
1,660,000	Interest in $150,000,000 joint repurchase agreement, 2.25% dated 8/31/2022 under which BNP Paribas S.A. will repurchase the securities provided as collateral for $150,009,375 on 9/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. government agency and U.S. treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $153,009,579.	1,660,000
	PURCHASED CALL OPTION—0.0%
	Foreign Currency—0.0%
40,000	EUR CALL/USD PUT, Bank of America, Notional Amount $40,000, Exercise Price $1.006, Expiration Date 9/30/2022 (IDENTIFIED COST $348)	348
	INVESTMENT COMPANY—50.1%
1,239,476	Emerging Markets Core Fund (IDENTIFIED COST $12,549,371)	9,767,073
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $24,660,765)	19,431,452
	OTHER ASSETS AND LIABILITIES - NET—0.4%[1]	84,499
	TOTAL NET ASSETS—100%	$19,515,951
At August 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
[2]Euro-Oat Futures	1	$138,704	September 2022	$(2,061)
The average notional value of long futures and short futures contracts held by the Fund throughout the period was $737,421 and $1,405,562, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $1,760 and $132, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $191 and $55, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
10/11/2022	Credit Agricole	$22,500	31,700 AUD	$795
10/11/2022	Morgan Stanley	92,326 GBP	$110,418	$(3,075)
10/11/2022	State Street	$22,500	31,558 AUD	$893
10/24/2022	Bank of America	35,809 AUD	$24,775	$(254)
10/24/2022	Bank of America	40,839 AUD	$28,056	$(90)
10/24/2022	Bank of America	73,589 CAD	$56,654	$(641)
10/24/2022	Bank of America	73,606 CAD	$57,073	$(1,047)
10/24/2022	Bank of America	24,704 CHF	$25,727	$(344)
10/24/2022	Bank of America	25,177 CHF	$26,194	$(325)
10/24/2022	Bank of America	28,562 CHF	$29,310	$37
10/24/2022	Bank of America	61,022 EUR	$60,994	$558
10/24/2022	Bank of America	157,457 EUR	$162,741	$(3,918)
10/24/2022	Bank of America	45,473 GBP	$54,615	$(1,731)
10/24/2022	Bank of America	53,235 GBP	$62,042	$(131)
10/24/2022	Bank of America	9,680,881 JPY	$70,492	$(484)
10/24/2022	Bank of America	10,983,811 JPY	$79,592	$(162)
10/24/2022	BNP Paribas	27,959 CAD	$21,549	$(267)
10/24/2022	BNP Paribas	359,026 MXN	$17,818	$(186)
10/24/2022	BNY Mellon	9,477 CHF	$9,844	$(107)
10/24/2022	BNY Mellon	3,627,137 JPY	$26,584	$(355)
10/24/2022	Credit Agricole	84,278 CAD	$64,265	$(116)
10/24/2022	Credit Agricole	17,620 GBP	$20,801	$(309)
10/24/2022	Credit Agricole	45,164 GBP	$53,519	$(994)
10/24/2022	HSBC	158,076 EUR	$158,488	$959
10/24/2022	HSBC	181,753 EUR	$182,636	$693
10/24/2022	Morgan Stanley	13,615 AUD	$9,410	$(86)
10/24/2022	Morgan Stanley	36,146 AUD	$24,980	$(228)
10/24/2022	Morgan Stanley	9,451,769 JPY	$69,390	$(1,039)
10/24/2022	Morgan Stanley	932,551 MXN	$46,009	$(213)
10/24/2022	Morgan Stanley	958,499 MXN	$45,963	$1,108
10/24/2022	Morgan Stanley	1,081,969 MXN	$53,160	$(26)
11/4/2022	Bank of America	100,000 EUR	$100,102	$841
11/4/2022	Bank of America	80,000 GBP	$94,568	$(1,512)
11/4/2022	JPMorgan	190,000 EUR	$196,301	$(4,509)
11/4/2022	Morgan Stanley	400,000 EUR	588,392 AUD	$795
11/4/2022	Morgan Stanley	130,000 GBP	$157,971	$(6,754)
11/4/2022	Morgan Stanley	$300,000	6,207,619 MXN	$(4,193)
Contracts Sold:
10/11/2022	Credit Agricole	$45,000	66,241 AUD	$354
10/11/2022	State Street	92,326 GBP	$113,145	$5,801
10/24/2022	Bank of America	73,606 CAD	$57,129	$1,102
10/24/2022	Bank of America	34,181 CHF	$35,600	$479
10/24/2022	Bank of America	25,177 CHF	$26,325	$456
10/24/2022	Bank of America	219,099 EUR	$219,196	$(1,803)
10/24/2022	Bank of America	157,457 EUR	$160,408	$1,585
10/24/2022	Bank of America	62,784 GBP	$74,193	$1,177
10/24/2022	Bank of America	45,473 GBP	$54,803	$1,919
10/24/2022	Bank of America	9,680,881 JPY	$71,648	$1,640
10/24/2022	BNY Mellon	13,078,906 JPY	$95,983	$1,402
3

Settlement Date	Counterparty	Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
10/24/2022	HSBC	36,146 AUD	$25,116	$363
10/24/2022	Morgan Stanley	49,424 AUD	$34,409	$565
10/24/2022	Morgan Stanley	101,548 CAD	$78,423	$1,128
10/24/2022	Morgan Stanley	1,291,577 MXN	$64,060	$633
10/24/2022	Morgan Stanley	958,499 MXN	$46,079	$(991)
11/4/2022	Bank of America	$75,000	10,212,068 JPY	$(1,072)
11/4/2022	Bank of America	$50,000	6,638,166 JPY	$(1,944)
11/4/2022	Credit Agricole	$1,200,000	157,250,232 JPY	$(61,613)
11/4/2022	JPMorgan	200,000 AUD	$140,732	$3,756
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(71,480)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $489,565 and $321,741, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2022, the Fund had the following open swap contracts:
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2022[3]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
OTC Swaps:
Morgan Stanley	Markit iTraxx	Buy	1.00%	6/20/2027	3.36%	$200,000	$18,449	$17,640	$809
The average notional amount of credit default swap contracts held by the Fund throughout the period was $20,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and value for Swaps Contracts are included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2022, were as follows:
Emerging Markets Core Fund
Value as of 11/30/2021	$36,800,598
Purchases at Cost	$2,220,221
Proceeds from Sales	$(25,375,000)
Change in Unrealized Appreciation/(Depreciation)	$(162,459)
Net Realized Gain/(Loss)	$(3,716,287)
Value as of 8/31/2022	$9,767,073
Shares Held as of 8/31/2022	1,239,476
Dividend Income	$1,025,933
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR's secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from EMCOR. Copies of the EMCOR financial statements are available on the EDGAR Database on the SEC's website or upon request from the Fund.
1
Assets, other than investments in securities, less liabilities.
2
Non-income-producing security.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2022, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$8,004,031	$—	$8,004,031
Repurchase Agreement	—	1,660,000	—	1,660,000
Purchased Call Option	—	348	—	348
Investment Company	9,767,073	—	—	9,767,073
TOTAL SECURITIES	$9,767,073	$9,664,379	$—	$19,431,452
Other Financial Instruments:
Assets
Foreign Exchange Contracts	$—	$29,039	$—	$29,039
Swap Contracts	—	18,449	—	18,449
Liabilities
Futures Contracts	(2,061)	—	—	(2,061)
Foreign Exchange Contracts	—	(100,519)	—	(100,519)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(2,061)	$(53,031)	$—	$(55,092)
The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
USD	—United States Dollar